Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 939	$ 675
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	76	17
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	396	258
External Customers
Disaggregation of Revenue [Line Items]
Revenue	815	535
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	124	140
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	472	275
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	441	180
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	31	95
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	467	400
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	374	355
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 93	$ 45